Goodwill	12 Months Ended
May 31, 2011
Goodwill
Goodwill
10.	GOODWILL

As of May 31, 2011
Gross amount:
Beginning balance	2,894
Contingent consideration of the acquisition of Tongwen	193
Acquisition of Newave	5,537
Disposal of Mingshitang	(1,378)
Exchange differences	342

Ending balance	7,588

Accumulated goodwill impairment loss:
Beginning balance	(76)
Disposal of Mingshitang	76

Ending balance	—

Goodwill, net as of May 31, 2011	7,588

Goodwill, net as of May 31, 2010	2,818